Operating profit	12 Months Ended
Dec. 31, 2018
Operating Profit [Abstract]
Operating profit

3 Operating profit

Accounting policy

Share based remuneration

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant. Non-market based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

Operating profit is stated after charging/(crediting) the following:

	Note	2018 £m	Restated 2017 £m	Restated 2016 £m
Staff costs
Wages and salaries		1,959	1,926	1,767
Social security costs		215	213	198
Pensions	6	135	95	111
Share based remuneration		41	39	38
Total staff costs		2,350	2,273	2,114
Depreciation and amortisation
Amortisation of acquired intangible assets	15	287	313	342
Share of joint ventures’ amortisation of acquired intangible assets		1	1	4
Amortisation of internally developed intangible assets	15	225	203	189
Depreciation of property, plant and equipment	17	62	65	62
Depreciation of right of use asset		77	75	74
Total depreciation and amortisation		652	657	671
Other expenses and income
Cost of sales including pre-publication costs and inventory expenses		2,638	2,628	2,488
Operating lease rentals expense		18	28	35
Operating lease rentals income		(3)	(3)	(6)

The amortisation of acquired intangible assets is included within administration and other expenses.

The Group provides a number of share based remuneration schemes to Directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP), the Retention Share Plan (RSP) and the Bonus Investment Plan (BIP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the respective shares at the date of grant. Conditional shares granted under LTIP, RSP and BIP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK and the Netherlands. Further details are provided in the remuneration report on pages 84 to 95.